Retirement Benefit and Other Post-retirement Obligations - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) Member	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Percentage of long-term rate improvement on CMI model	1.50%
UK [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	16 years
US [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	7 years
CPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate	2.60%	2.00%		2.20%
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Number of members under plan | Member	26,500
Inflation rate	3.30%	3.00%		2.90%
Expected rate of increase in salaries	3.80%	3.50%		3.40%
Allocated percentage of fund to matching assets	95.00%
Allocated percentage of fund to return seeking assets	5.00%
Expected contributions in 2022	£ 3
Impact of recognition of money purchase assets And liabilities on balance sheet
Recognition of money purchase assets And liabilities defined benefit pension plan	£ 513
Aviva and legal and general [member] | Buy-in policies [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Percentage of pensioner liabilities matched with buy in policies		95.00%	95.00%